Average Annual Total Returns{- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-13 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Capital Reserves Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.50%	0.25%